5. LONG-TERM INVESTMENTS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
LONG-TERM INVESTMENTS
Loss in joint venture	$ 93,246	$ 492,113
Accrued interest expense	$ 128,809	$ 107,520